Note 1 - Nature of the Business Group Internal Restructuring (Details Textual) $ / shares in Units, ¥ in Thousands								1 Months Ended										12 Months Ended
	Jul. 20, 2015 USD ($) shares	Jul. 20, 2015 CNY (¥) shares	May 06, 2015 USD ($)	May 06, 2015 CNY (¥)	Apr. 13, 2015 USD ($) $ / shares shares	Mar. 30, 2015 USD ($)	Mar. 30, 2015 CNY (¥)	Sep. 30, 2016 USD ($) $ / shares shares	Aug. 31, 2015 USD ($)	Aug. 31, 2015 CNY (¥)	Apr. 30, 2015 USD ($) shares	Mar. 31, 2015 shares	Jan. 31, 2015	Dec. 31, 2014 USD ($)	Dec. 31, 2014 CNY (¥)	Dec. 31, 2012 USD ($)	Dec. 31, 2012 CNY (¥)	Dec. 31, 2016 USD ($)	Dec. 31, 2015 USD ($)	Aug. 31, 2015 CNY (¥)	Jul. 02, 2015	Apr. 10, 2015
Stock Issued During Period, Value, New Issues																		$ 15,250,000	$ 16,000,000
Assets																		14,908,000	10,970,000
Cash																		11,687,000	10,821,000
Liabilities																		$ 2,609,000	$ 1,312,000
Sale to Third-party Investors [Member]
Stock Issued During Period, Shares, New Issues | shares								1,129,628
Stock Issued During Period, Value, New Issues								$ 15,250,000
Shares Issued, Price Per Share | $ / shares								$ 13.50
Mr. Dong Liang [Member]
Stock Issued During Period, Shares, New Issues | shares											320,000
Founders [Member]
Stock Issued During Period, Shares, New Issues | shares												13,429,997
Wanchun Biotech [Member]
Stock Issued During Period, Shares, New Issues | shares					100,000
Wanchun Biotech [Member] | Internal Restructuring Plan [Member]
Stock Issued During Period, Shares, New Issues | shares	60,000	60,000
Beijing Sangel Fang Sheng Venture Capital [Member]
Stock Issued During Period, Shares, New Issues | shares					1,600,000
Stock Issued During Period, Value, New Issues					$ 16,000,000
Shares Issued, Price Per Share | $ / shares					$ 10
Wanchun Biotech [Member] | Drug Research [Member]
Assets	$ 1,513,000
Cash	1,201,000
Due from Related Parties	312,000
Liabilities	9,705,000
Shanghai Fosun [Member]
Payments to Acquire Equity Method Investments	$ 1,611,000	¥ 10,000
Payments to Acquire Equity Method Investments, Shares | shares	240,000	240,000
One Founder [Member] | Shenzhen Sangel Sino-euro Venture Capital [Member]
Transfer of Stock, Shares | shares											200,000
Transfer of Stock, Value											$ 2,000,000
Wanchun Biotech [Member]
Equity Method Investment, Ownership Percentage Sold													10.00%
Equity Method Investment, Ownership Percentage	100.00%
Stock Issued During Period, Shares, Acquisitions | shares	300,000	300,000
BeyondSpring U.S. [Member] | Wanchun Biotech [Member]
Equity Method Investment, Ownership Percentage																					100.00%
BeyondSpring U.S. [Member] | Founders [Member]
Equity Method Investment, Ownership Percentage	85.02%
Wanchun Pharma [Member]
Payments to Acquire Equity Method Investments	$ 2,400,000
Assets	$ 1,347,000
Wanchun Pharma [Member] | Wanchun Biotech [Member]
Equity Method Investment, Ownership Percentage	9.09%					9.09%	9.09%									90.91%	90.91%				100.00%	9.09%
Equity Method Investment, Ownership Percentage Acquired						9.09%	9.09%
Payments to Acquire Equity Method Investments						$ 1,611,000	¥ 10,000							$ 3,212,000	¥ 20,000
Wanchun Pharma [Member] | Wanchun Biotech [Member] | Patents [Member]
Payments to Acquire Equity Method Investments																$ 16,042,000	¥ 100,000
Wanchun Pharma [Member] | Shanghai Fosun [Member]
Equity Method Investment, Ownership Percentage																9.09%	9.09%
Payments to Acquire Equity Method Investments														$ 3,212,000	¥ 20,000	$ 1,604,000	¥ 10,000
Wanchunbulin [Member] | Wanchun Biotech [Member]
Equity Method Investment, Ownership Percentage			40.00%	40.00%
Wanchunbulin [Member] | Wanchun Biotech [Member] | Patents [Member]
Payments to Acquire Equity Method Investments			$ 5,290,000	¥ 32,800
Wanchunbulin [Member] | Wanchun Shenzhen [Member]
Equity Method Investment, Ownership Percentage			60.00%	60.00%
Payments to Acquire Equity Method Investments			$ 7,716,000	¥ 49,200					$ 2,000,000	¥ 12,752
Wanchunbulin [Member] | Wanchun Shenzhen [Member] | Investing Additional Capital During the Next 5 Years [Member]
Contractual Obligation									$ 5,716,000											¥ 36,448
Contractual Obligation, Term of Agreement									5 years	5 years
BVI Biotech [Member] | Wanchun Biotech [Member]
Equity Method Investment, Ownership Percentage																					100.00%